CONSOLIDATED STATEMENT OF CASH FLOWS - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Profit for the year from
Profit for the year from continuing operations	₺ 10,562,572	₺ 6,036,486	[1]	₺ 6,416,898	[1]
Discontinued operations	1,969,674	842,370	[1]	718,727	[1]
Profit for the year	12,532,246	6,878,856	[1]	7,135,625	[1]
Adjustments for:
Depreciation and impairment of property, plant and equipment and investment properties	11,971,461	15,034,317		14,171,912
Amortization of intangible assets and right-of-use assets	21,495,684	20,160,690		19,698,077
Impairment on property, plant and equipment and intangible asset	(1,421)	391,616		32,204
Net finance expense	2,705,359	3,424,909		2,698,761
Fair value adjustments to derivatives	(1,313,993)	2,427,062		(7,509,357)
Income tax expense	(4,383,918)	(2,661,572)		900,339
Gain on sale of property, plant and equipment	15,979	35,502		(98,440)
Effects of exchange rate changes and inflation adjustments	10,470,553	5,783,400		28,734,911
Provisions	4,699,380	2,757,078		4,088,441
Share of (profit)/loss of associates and joint ventures	(1,525,175)	(522,221)		(191,303)
Fair value adjustments to financial assets through profit or loss	(4,604,960)	(1,738,728)
Non-cash other adjustments	3,712	198,772		147,960
Cash flows from (used in) operations before changes in working capital	52,064,907	52,169,681		69,809,130
Change in trade receivables	(139,488)	695,393		1,574,713
Change in due from related parties	(39,338)	348,368		(410,728)
Change in receivables from financial services	(572,122)	(3,562)		1,479,545
Change in inventories	(98,561)	260,863		19,578
Change in other current assets	(1,243,350)	(144,637)		104,128
Change in other non-current assets	785,975	(107,361)		317,001
Change in due to related parties	(387,620)	(319,013)		17,709
Change in trade and other payables	935,946	(1,758,712)		(1,361,918)
Change in other non-current liabilities	42,319	43,561		1,207,414
Change in employee benefit obligations	(564,023)	(111,268)		(169,308)
Change in short term contract asset	(70,561)	86,892		388,238
Change in long term contract asset	9,206	72,230		289,169
Change in deferred revenue	129,985	(139,688)		(98,232)
Change in short term contract liability	(89,150)	(106,319)		98,261
Change in long term contract liability	405,430	44,293		(7,448)
Changes in other working capital	(1,528,600)	(1,470,725)		(3,280,191)
Cash generated from operations	49,640,955	49,559,996		69,977,061
Interest paid	(7,356,137)	(5,943,326)		(6,053,353)
Income tax paid	(563,330)	(1,335,544)		(2,276,959)
Net cash inflow from operating activities	41,721,488	42,281,126		61,646,749
Cash flows from investing activities:
Acquisition of property, plant and equipment	(14,216,712)	(15,381,134)		(18,058,499)
Acquisition of intangible assets	(15,287,059)	(11,152,761)		(13,435,350)
Proceeds from sale of property, plant and equipment	338,387	1,160,686		683,346
Payment for acquisition of subsidiary, net of cash acquired				(234,680)
Payments for advances given for acquisition of property, plant and equipment		(1,744,603)		(348,938)
Contribution of increase of share capital in joint ventures/associates	(543,356)	(1,014,279)		(1,614,614)
Cash inflows from sale of shares or borrowing instruments of other enterprises or funds	15,307,389	2,158,111		2,295,452
Cash outflows from purchase of shares or borrowing instruments of other enterprises or funds	(16,115,347)	(3,560,647)		(3,428,074)
Cash (outflows)/inflows from financial assets at amortized cost	14,043,065	(1,592)		789,278
Cash outflows from financial assets at fair value through profit or loss	(10,257,554)	(6,162,440)
Interest received	5,825,402	3,986,591		4,342,451
Net cash outflow from investing activities	(20,905,785)	(31,712,068)		(29,009,628)
Cash flows from financing activities:
Proceeds from derivative instruments	7,749,663	5,961,522		5,987,453
Repayments of derivative instruments	(4,756,730)	(5,264,741)		(5,715,348)
Proceeds from issues of loans and borrowings	62,689,793	53,139,280		43,150,810
Proceeds from issues of bonds	7,824,254	4,472,292		636,194
Repayments of borrowings	(54,790,770)	(44,653,449)		(41,372,286)
Repayments of bonds	(5,289,151)	(3,564,408)		(470,654)
Dividends paid to shareholders	(2,484,979)	(2,391,534)		(8,962,728)
Acquisition of treasury shares	(50,755)			(858)
Payments of lease liabilities	(4,121,990)	(4,310,581)		(3,129,580)
Net cash outflow from financing activities	6,769,335	3,388,381		(9,876,997)
Net increase in cash and cash equivalents	27,585,038	13,957,439		22,760,124
Cash and cash equivalents at 1 January	42,742,204	50,398,771		43,662,519
Effects of exchange rate changes and inflation adjustments on cash and cash equivalents	(16,502,367)	(21,614,006)		15,807,882
Cash and cash equivalents at 31 December	₺ 53,824,875	₺ 42,742,204		₺ 50,398,771

[1]	Please refer to Note 2 (b) Restatement of financial statements during the hyperinflationary periods and Note 41 Discontinued operations